Cover	Dec. 07, 2023
Cover [Abstract]
Entity Registrant Name	SCIENTIFIC INDUSTRIES, INC.
Entity Central Index Key	0000087802
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 07, 2023
Entity File Number	000-6658
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2217279
Entity Address Address Line 1	80 Orville Drive
Entity Address City Or Town	Bohemia
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11716
City Area Code	631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	567-4700
Security 12b Title	Common Stock, par value $0.05 per share
Trading Symbol	SCND